Major commitments and contingencies (Purchase Commitments) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Other Commitments
Long-term Purchase Commitment [Line Items]
Long-term purchase commitment	$ 2,121